Document And Entity Information	6 Months Ended
Jun. 30, 2018
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Entity Registrant Name	UNITED BANCORP INC /OH/
Entity Central Index Key	0000731653
Entity Filer Category	Smaller Reporting Company